Commitment and contingencies	12 Months Ended
Mar. 31, 2019
Commitment and contingencies
Commitment and contingencies

39.  Commitment and contingencies

a)    Capital and other commitments:

•

Contractual commitments for capital expenditure pending execution were INR 1,859 as at March 31, 2019 (INR 7,745 as at March 31, 2018). Contractual commitments for capital expenditure are relating to acquisition of vehicle, furniture and fixture, computer software and websites, computer hardware.

•

Contractual commitments for revenue expenditure* pending execution were INR 106,206 as at March 31, 2019 (INR 40,683 as at March 31, 2018). Contractual commitments for revenue expenditure are relating to advertisement services.

*     Includes Advertisement and Debenture agreement with BCCL

The Company has entered into a debenture subscription agreement with Bennett, Coleman & Company Limited. BCCL agreed to subscribe to 1 non-convertible debenture for an aggregate consideration of subscription amount of INR 195,000 and the Company agrees to issue and allot the same to BCCL on a private placement basis.

Non convertible debentures (NCD) allotted to BCCL shall be redeemed at the redemption amount of INR 214,500 being the sum of NCD Subscription Amount and the NCD Interest.

The Company also entered into an advertisement agreement with BCCL wherein the Company has paid a deposit of INR 195,000 along with the advertisement commitment amounting INR 300,000 to BCCL. This deposit will be utilised towards payments to be made in relation to advertisements released in properties owned and managed by BCCL.

b)    Contingent liabilities

i)	Claims not recognised as liability were INR 86,508 as at March 31, 2019 (INR 65,175 as at March 31, 2018).

These represents claim made by the customers due to service related issues, which are contested by the Company and are pending in various consumer redressal forums in India. This also includes INR 1,000 as at March 31, 2019 (INR 1,000 as at March 31, 2018) towards claim for copyright infringement. The management does not expect these claims to succeed and, accordingly, no provision has been recognised in the financial statements.

ii)

INR 251,324 as at March 31, 2019 (INR 254,246 as at March 31, 2018), represents show cause cum demand notices raised by Service Tax authorities over subsidiaries in India. Based on the Group’s evaluation, it believes that is not probable that the demand will materialise and therefore no provision has been recognised.

iii)

INR 96,608  as at March 31, 2019 (INR 108,540 as at March 31, 2018), represents show cause cum demand notices raised by Income Tax authorities over subsidiaries in India. Based on the Group's evaluation, it believes that it is not probable that the demand will materialise and, therefore, no provision has been recognised.

c)    Operating lease commitment—Group as lessee

As lessee, the Group's obligation arising from non-cancellable leases are mainly related to lease arrangements for real estate. These leases have various extension options and escalation clause. As per the agreements maximum obligation on long term non-cancellable leases are as follows:

The future minimum lease payment obligation as lessee as under:

	March 31,
	2018	2019
Within one year	118,351	104,289
After one year but not more than five years	155,220	337,665
More than five years	11,153	317,092
Total	284,724	759,046

During the year ended March 31, 2019, INR 193,348 was recognized as rent expense under other operating expenses in statement of profit and loss in respect of operating leases (March 31, 2018: INR 178,650 and March 31, 2017: INR 148,738). As on March 31, 2019, remaining tenure for operating leases range from 1 to 9 years.

d)    Finance lease commitment—Group as lessee

The Group has finance leases for vehicles. The Group's obligations under finance leases are secured by the lessor's title to the leased assets. Future minimum lease payments under finance leases together with the present value of the net minimum lease payments are, as follows:

	March 31,
	2018	2019
Within one year	5,819	3,534
After one year but not more than five years	4,481	1,071
Total	10,300	4,605
Less: amount representing finance charges	1,387	502
Present value of minimum lease payments	8,913	4,103